Condensed Financial Information of Registrant Prudential plc - Notes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional information
Dividends received by parent company from consolidated subsidiary undertakings	£ 1,495	£ 1,685	£ 1,318
Profit after tax of the Group attributable to shareholders in accordance with IFRS	3,010	2,389	1,921
Shareholders' equity of the Group in accordance with IFRS	17,249	16,087
Accounting policy difference
Additional information
Profit after tax of the Group attributable to shareholders in accordance with IFRS	5
Shareholders' equity of the Group in accordance with IFRS	14
Prudential plc
Additional information
Profit after tax of the Group attributable to shareholders in accordance with IFRS	1,041	1,235	840
Shareholders' equity of the Group in accordance with IFRS	7,450	7,629
Share in the IFRS result (net of distributions to the Company) and IFRS net equity of the Group
Additional information
Profit after tax of the Group attributable to shareholders in accordance with IFRS	1,964	1,154	£ 1,081
Shareholders' equity of the Group in accordance with IFRS	£ 9,785	£ 8,458